3. EQUIPMENT	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Abstract]
EQUIPMENT

At March 31, 2013 and 2012 equipment is as follows:

	As of March 31, 2013	As of December 31, 2012

Automobile	$25,828	$25,828
Office Equipment	2,086	2,086
Less Accumulated Depreciation	(12,783)	(5,823)

Total Property and Equipment	$15,131	$22,091

Depreciation and amortization expense for the three months ended March 31, 2013 and 2012 was $1,377 and $1,388 respectively.

NOTE 3  EQUIPMENT

At December 31, 2012 and 2011 equipment is as follows:

	As of December 31, 2012	As of December 31, 2011

Automobile	$25,828	$25,828
Office Equipment	2,086	2,086
Less Accumulated Depreciation	(11,406)	(5,823)

Total Property and Equipment	$16,508	$22,091

Depreciation and amortization expense for the years ended December 31, 2012 and 2011 was $5,583 and $5,370 respectively.